GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

NOTE 8 – GOODWILL

	As of December 31,
	2020	2019
Argentina	250,641	250,641
Abroad (1)	1,267	1,411
Total goodwill	251,908	252,052

(1)	The decrease in the amounts with respect to balance as of December 31, 2019 corresponds to temporary currency translation adjustments.